UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019 TO JUNE 30, 2020

ProxyEdge	Report Date: 07/01/2020
Meeting Date Range: 07/01/2019 - 06/30/2020	1
Bancroft Fund Ltd.

Investment Company Report

ALIBABA GROUP HOLDING LIMITED
Security		01609W102		Meeting Type	Annual
Ticker Symbol		BABA		Meeting Date	15-Jul-2019
ISIN		US01609W1027		Agenda	935052302 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	Effect an increase in the number of authorized Ordinary Shares to 32,000,000,000 and effect a one-to-eight share subdivision of the Company's Ordinary Shares.		Management	For	For
2.1	Election of Director for a three year term: DANIEL ZHANG		Management	For	For
2.2	Election of Director for a three year term: CHEE HWA TUNG		Management	For	For
2.3	Election of Director for a three year term: JERRY YANG		Management	For	For
2.4	Election of Director for a three year term: WAN LING MARTELLO		Management	For	For
3.	Ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm of the Company.		Management	For	For
GOODRICH PETROLEUM CORPORATION
Security		382410843		Meeting Type	Annual
Ticker Symbol		GDP		Meeting Date	20-Aug-2019
ISIN		US3824108431		Agenda	935065070 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Walter G. Goodrich		For	For
	2	Robert C. Turnham, Jr		For	For
	3	Timothy D. Leuliette		For	For
	4	Ronald F. Coleman		For	For
	5	K. Adam Leight		For	For
	6	Thomas M. Souers		For	For
	7	Jeffrey S. Serota		For	For
	8	Edward J. Sondey		For	For
2.	Ratify the selection of Moss Adams LLP as the Companys independent registered public accounting firm for the fiscal year ended December 31, 2019.		Management	For	For
3.	Approve, on an advisory basis, the compensation of our Named Executive Officers.		Management	For	For
GOODRICH PETROLEUM CORPORATION
Security		382410843		Meeting Type	Annual
Ticker Symbol		GDP		Meeting Date	12-May-2020
ISIN		US3824108431		Agenda	935186329 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Walter G. Goodrich		For	For
	2	Robert C. Turnham, Jr.		For	For
	3	Timothy D. Leuliette		For	For
	4	Ronald F. Coleman		For	For
	5	K. Adam Leight		For	For
	6	Thomas M. Souers		For	For
	7	Jeffrey S. Serota		For	For
	8	Edward J. Sondey		For	For
2.	Ratify the selection of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.		Management	For	For
3.	Approve, on an advisory basis, the compensation of our Named Executive Officers.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	August 21, 2020

*Print the name and title of each signing officer under his or her signature.